FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Fair value measurement
Short-term investments	$ 1,271,386,198	¥ 8,235,785,516		¥ 6,438,854,587
LY.com
Fair value measurement
Available-for-sale investments	269,000,000	1,700,000,000
Hanting
Fair value measurement
Available-for-sale investments	172,000,000	1,100,000,000
eHi
Fair value measurement
Available-for-sale investments	123,000,000	794,000,000
Easy Go
Fair value measurement
Available-for-sale investments	81,000,000	527,000,000
Tuniu
Fair value measurement
Available-for-sale investments	66,000,000	431,000,000
Measured on recurring basis
Fair value measurement
Available-for-sale investments	2,608,508,915	16,897,399,041	$ 1,687,886,653	10,472,661,530
Measured on recurring basis | Tujia
Fair value measurement
Available-for-sale investments	444,093,550	2,876,749,196
Measured on recurring basis | LY.com
Fair value measurement
Available-for-sale investments	269,429,377	1,745,309,616	249,467,254	1,547,844,523
Measured on recurring basis | Hanting
Fair value measurement
Available-for-sale investments	172,316,421	1,116,231,309	144,864,860	898,828,511
Measured on recurring basis | eHi
Fair value measurement
Available-for-sale investments	122,552,275	793,869,127	86,230,225	535,024,052
Measured on recurring basis | Easy Go
Fair value measurement
Available-for-sale investments	81,401,352	527,301,676	101,199,997	627,905,501
Measured on recurring basis | Tuniu
Fair value measurement
Available-for-sale investments	66,482,308	430,659,093	34,924,136	216,690,294
Measured on recurring basis | Others
Fair value measurement
Available-for-sale investments	48,896,665	316,742,816	33,445,195	207,514,062
Measured on recurring basis | Financial products
Fair value measurement
Short-term investments	1,225,263,112	7,937,009,389	965,490,746	5,990,483,880
Measured on recurring basis | Time deposits
Fair value measurement
Short-term investments	$ 178,073,855	1,153,526,819	$ 72,264,240	448,370,707
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Fair value measurement
Available-for-sale investments		2,340,759,529		1,650,542,857
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1) | Hanting
Fair value measurement
Available-for-sale investments		1,116,231,309		898,828,511
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1) | eHi
Fair value measurement
Available-for-sale investments		793,869,127		535,024,052
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1) | Tuniu
Fair value measurement
Available-for-sale investments		430,659,093		216,690,294
Measured on recurring basis | Level 2
Fair value measurement
Short-term investments		9,090,536,208		6,438,854,587
Measured on recurring basis | Level 2 | Financial products
Fair value measurement
Short-term investments		7,937,009,389		5,990,483,880
Measured on recurring basis | Level 2 | Time deposits
Fair value measurement
Short-term investments		1,153,526,819		448,370,707
Measured on recurring basis | Unobservable inputs (Level 3)
Fair value measurement
Available-for-sale investments		5,466,103,304		2,383,264,086
Measured on recurring basis | Unobservable inputs (Level 3) | Tujia
Fair value measurement
Available-for-sale investments		2,876,749,196
Measured on recurring basis | Unobservable inputs (Level 3) | LY.com
Fair value measurement
Available-for-sale investments		1,745,309,616		1,547,844,523
Measured on recurring basis | Unobservable inputs (Level 3) | Easy Go
Fair value measurement
Available-for-sale investments		527,301,676		627,905,501
Measured on recurring basis | Unobservable inputs (Level 3) | Others
Fair value measurement
Available-for-sale investments		¥ 316,742,816		¥ 207,514,062